CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement of comprehensive income [Abstract]
Net income (loss) from statements of operations	$ (514.1)	$ (576.6)	$ (1,446.2)
Other comprehensive income to be reclassified in profit (loss) in subsequent period:
Net gain (loss) on cash flow hedges		(0.2)	0.7
Net gain (loss) on available-for-sale financial assets			(0.7)
Exchange differences on translation of foreign operations	12.9	(17.7)	(16.8)
Net other comprehensive income to be reclassified in profit (loss) in subsequent period	12.9	(17.9)	(16.8)
Other comprehensive income not to be classified in profit (loss) in subsequent period:
Net gain (loss) on actuarial changes on pension plan	5.2	(6.6)	(3.3)
Net other comprehensive income not to be reclassified in profit (loss) in subsequent period	5.2	(6.6)	(3.3)
Other comprehensive income	18.1	(24.5)	(20.1)
Total comprehensive income (loss) for the period	(496.0)	(601.1)	(1,466.3)
Attributable to:
Total comprehensive income (loss) for the period	(496.0)	(601.1)	(1,466.3)
Owners of CGG	(498.9)	(595.4)	(1,467.4)
Non-controlling interests	$ 2.9	$ (5.7)	$ 1.1